FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Cash and due from banks	S/ 34,183,840	S/ 39,320,740
Cash collateral, reverse repurchase agreements and securities borrowings	1,101,856	1,766,948
At fair value through profit or loss	4,199,334	5,928,538
Investments at fair value through other comprehensive income, Note 6(b)	30,786,161	34,758,443
Amortized cost investments	10,445,729	8,265,559
Loans, net	140,753,972	139,120,104
Financial assets designated at fair value through profit or loss	228,193,794	236,270,359
Premiums and other policies receivable	913,124	921,103
Accounts receivable from reinsurers and coinsurers	1,106,674	1,198,379
Due from customers on banker's acceptances	699,678	532,404
Other assets, Note 13(a)	3,234,625	3,471,059
Liabilities [Abstract]
Deposits and obligations	147,020,787	149,596,545
Payables from repurchase agreements and securities lending	12,966,725	22,013,866
Due to banks and correspondents	8,937,411	7,212,946
Due from customers on banker's acceptances	699,678	532,404
Lease liabilities	578,074	655,294
Financial liabilities at fair value through profit or loss	191,010	337,909
Bonds and notes issued	17,007,194	17,823,146
Other liabilities, Note 13(a)	5,410,962	5,370,613
Financial Liabilities [Member]
Liabilities [Abstract]
Deposits and obligations	147,020,787	149,596,545
Payables from repurchase agreements and securities lending	12,966,725	22,013,866
Due to banks and correspondents	8,937,411	7,212,946
Due from customers on banker's acceptances	699,678	532,404
Accounts payable to reinsurers and coinsurers	420,094	463,825
Lease liabilities	578,074	655,294
Financial liabilities at fair value through profit or loss	191,010	337,909
Bonds and notes issued	17,007,194	17,823,146
Other liabilities, Note 13(a)	5,410,962	5,370,613
Financial liabilities, at fair value	193,231,935	204,006,548
Financial Liabilities at Fair Value through Profit or Loss [Member] | Investments and Derivates [Member]
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and securities lending	0	0
Due to banks and correspondents	0	0
Due from customers on banker's acceptances	0	0
Accounts payable to reinsurers and coinsurers	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	191,010	337,909
Bonds and notes issued	0	0
Other liabilities, Note 13(a)	1,345,665	1,524,761
Financial liabilities, at fair value	1,536,675	1,862,670
Financial Liabilities at Fair Value through Profit or Loss [Member] | Investments Designated at Inception [Member]
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and securities lending	0	0
Due to banks and correspondents	0	0
Due from customers on banker's acceptances	0	0
Accounts payable to reinsurers and coinsurers	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	0	0
Other liabilities, Note 13(a)	0	0
Financial liabilities, at fair value	0	0
Financial Liabilities Measured at Amortized Cost [Member]
Liabilities [Abstract]
Deposits and obligations	147,020,787	149,596,545
Payables from repurchase agreements and securities lending	12,966,725	22,013,866
Due to banks and correspondents	8,937,411	7,212,946
Due from customers on banker's acceptances	699,678	532,404
Accounts payable to reinsurers and coinsurers	420,094	463,825
Lease liabilities	578,074	655,294
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	17,007,194	17,823,146
Other liabilities, Note 13(a)	4,065,297	3,845,852
Financial liabilities, at fair value	191,695,260	202,143,878
Financial Assets [Member]
Assets [Abstract]
Cash and due from banks	34,183,840	39,320,740
Cash collateral, reverse repurchase agreements and securities borrowings	1,101,856	1,766,948
At fair value through profit or loss	4,199,334	5,928,538
Investments at fair value through other comprehensive income, Note 6(b)	30,786,161	34,758,443
Amortized cost investments	10,445,729	8,265,559
Loans, net	140,753,972	139,120,104
Financial assets designated at fair value through profit or loss	768,801	987,082
Premiums and other policies receivable	913,124	921,103
Accounts receivable from reinsurers and coinsurers	1,106,674	1,198,379
Due from customers on banker's acceptances	699,678	532,404
Other assets, Note 13(a)	3,234,625	3,471,059
Financial assets, at fair value	228,193,794	236,270,359
Financial Assets at Fair Value through Profit or Loss [Member]
Assets [Abstract]
Financial assets, at fair value	768,801	987,082
Financial Assets at Fair Value through Profit or Loss [Member] | Investments and Derivates [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	4,199,334	5,928,538
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 13(a)	1,478,726	1,661,628
Financial assets, at fair value	5,678,060	7,590,166
Financial Assets at Fair Value through Profit or Loss [Member] | Investments Designated at Inception [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	768,801	987,082
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 13(a)	0	0
Financial assets, at fair value	768,801	987,082
Financial Assets at Fair Value through Other Comprehensive Income [Member] | Investments Designated at Inception [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	336,355	377,886
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 13(a)	0	0
Financial assets, at fair value	336,355	377,886
Financial Assets at Fair Value through Other Comprehensive Income [Member] | Investments [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	30,449,806	34,380,557
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 13(a)	0	0
Financial assets, at fair value	30,449,806	34,380,557
Financial Assets Measured at Amortized Cost [Member]
Assets [Abstract]
Cash and due from banks	34,183,840	39,320,740
Cash collateral, reverse repurchase agreements and securities borrowings	1,101,856	1,766,948
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	10,445,729	8,265,559
Loans, net	140,753,972	139,120,104
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	913,124	921,103
Accounts receivable from reinsurers and coinsurers	1,106,674	1,198,379
Due from customers on banker's acceptances	699,678	532,404
Other assets, Note 13(a)	1,755,899	1,809,431
Financial assets, at fair value	S/ 190,960,772	S/ 192,934,668